Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Wholesale (Detail) - Wholesale [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,574	$ 1,797
Provision for credit losses
Model changes		(17)
Originations	651	641
Maturities	(718)	(784)
Changes in risk, parameters and exposures	1,212	70
Write-offs	(324)	(202)
Recoveries	31	66
Exchange rate and other	(100)	3
Balance at end of period	2,326	1,574
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	597	566
Provision for credit losses
Model changes		(14)
Transfers to Stage 1	216	415
Transfers to Stage 2	(87)	(78)
Transfers to Stage 3	(10)	(3)
Originations	651	641
Maturities	(448)	(439)
Changes in risk, parameters and exposures	(153)	(504)
Exchange rate and other	8	13
Balance at end of period	774	597
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	585	794
Provision for credit losses
Model changes		(3)
Transfers to Stage 1	(215)	(411)
Transfers to Stage 2	89	80
Transfers to Stage 3	(60)	(62)
Maturities	(270)	(345)
Changes in risk, parameters and exposures	647	503
Exchange rate and other	9	29
Balance at end of period	785	585
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	392	437
Provision for credit losses
Transfers to Stage 1	(1)	(4)
Transfers to Stage 2	(2)	(2)
Transfers to Stage 3	70	65
Changes in risk, parameters and exposures	718	71
Write-offs	(324)	(202)
Recoveries	31	66
Exchange rate and other	(117)	(39)
Balance at end of period	$ 767	$ 392